Commitments and Contingencies - Lifecell - Additional Information (Detail) - Lifecell [member]	12 Months Ended
Dec. 31, 2017 License
Disclosure of commitments and contingencies [Line Items]
License agreement term	15 years
Number of license owned	12
International and Long Distance [member]
Disclosure of commitments and contingencies [Line Items]
Number of license issued	1
Ukraine [member]
Disclosure of commitments and contingencies [Line Items]
Number of license issued	8